Revenue from Sale of Goods (Tables)	12 Months Ended
Jul. 31, 2022
Revenue [abstract]
Schedule of gross revenue
For the year ended		July 31, 2022			July 31, 2021
Revenue stream	Cannabis sales excluding beverages	Cannabis beverage sales	Total	Cannabis sales excluding beverages	Cannabis beverage sales	Total
	$	$	$	$	$	$
Retail	211,744	16,369	228,113	143,098	15,821	158,919
Medical	3,395	-	3,395	1,769	-	1,769
Wholesale	13,538	-	13,538	2,458	-	2,458
International	20,372	-	20,372	9,935	-	9,935
Total revenue from sale of goods	249,049	16,369	265,418	157,260	15,821	173,081